Insurance contracts and private pension (Details 6) - Administratives claims [member] - Net Reinsurance [Member] - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
At the end of reporting period	R$ 1,413	R$ 1,401	R$ 1,231	R$ 1,121	R$ 954
Accumulated payments through base date	1,316	1,476	1,236	1,126	998
Accumulated payments through base date to current date	6,152
Liabilities recognized in the balance sheet	97	15	9	9	9
Accumulated liabilities recognized in the balance sheet	139
Liabilities in relation to prior periods	55
Total administratives claims	194
Not later than one year [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period		1,491	1,237	1,133	1,012
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period			1,245	1,133	1,015
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period				1,135	1,012
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period					1,007
Later than five years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period	R$ 1,413	R$ 1,491	R$ 1,245	R$ 1,135	R$ 1,007